Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Detail) - Held-for-trading financial assets [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	R$ 281,110	R$ 262,232
Accumulated gain / (loss) reflected in income	(1,070)	(321)
Fair value	280,040	261,911
Investment funds [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	9,277	5,253
Accumulated gain / (loss) reflected in income	(1,010)	(927)
Fair value	8,267	4,326
Brazilian government securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	218,548	215,956
Accumulated gain / (loss) reflected in income	1,063	1,102
Fair value	219,611	217,058
Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	1,541	2,070
Accumulated gain / (loss) reflected in income	(21)	9
Fair value	1,520	2,079
Corporate debt securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	51,744	38,953
Accumulated gain / (loss) reflected in income	(1,102)	(505)
Fair value	50,642	38,448
Argentina [Member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	349	1,121
Accumulated gain / (loss) reflected in income	(31)	8
Fair value	318	1,129
Chile [member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	487	301
Accumulated gain / (loss) reflected in income	1	1
Fair value	488	302
Colombia [member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	399	207
Accumulated gain / (loss) reflected in income	10
Fair value	409	207
United States [member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	141	117
Fair value	141	117
Mexico [Member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	57	120
Fair value	57	120
Paraguay [member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	2	1
Fair value	2	1
Peru [Member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	8
Fair value	8
Uruguay [member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	98	84
Accumulated gain / (loss) reflected in income	(1)
Fair value	97	84
ITALY | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		115
Fair value		115
Other [Member] | Government securities - abroad [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost		4
Fair value		4
Negotiable shares [member] | Corporate debt securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	15,459	9,778
Accumulated gain / (loss) reflected in income	(822)	(332)
Fair value	14,637	9,446
Bank deposit certificates [member] | Corporate debt securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	792	969
Fair value	792	969
Real estate receivables certificates [member] | Corporate debt securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	1,414	1,391
Accumulated gain / (loss) reflected in income	30	20
Fair value	1,444	1,411
Debentures [member] | Corporate debt securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	12,958	5,147
Accumulated gain / (loss) reflected in income	(303)	(187)
Fair value	12,655	4,960
Eurobonds and others [member] | Corporate debt securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	2,178	1,403
Accumulated gain / (loss) reflected in income	(5)	(7)
Fair value	2,173	1,396
Financial bills [Member] | Corporate debt securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	18,517	19,724
Accumulated gain / (loss) reflected in income	(3)
Fair value	18,514	19,724
Promissory notes [Member] | Corporate debt securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	313	435
Fair value	313	435
Other [member] | Corporate debt securities [member]
Disclosure of financial assets at fair value through profit or loss [line items]
Cost	113	106
Accumulated gain / (loss) reflected in income	1	1
Fair value	R$ 114	R$ 107